Consolidated Statement of Cash Flow In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 5,722	$ 4,981	$ 2,758
Adjustments for non-cash items:
Depreciation and amortization	2,813	2,527	2,296
Net gain from sale of businesses and investments	(630)	(128)	0
Goodwill impairment charge	580	0	0
Other	439	585	469
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	(173)	(1,345)	(2,320)
Inventories	(1,149)	(2,927)	(2,667)
Accounts payable	(1,868)	1,555	2,570
Accrued expenses	183	308	117
Accrued wages, salaries and employee benefits	(490)	619	847
Customer advances	241	173	604
Other assets - net	252	(91)	358
Other liabilities - net	(679)	753	(23)
Net cash provided by (used for) operating activities	5,241	7,010	5,009
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(3,350)	(2,515)	(1,575)
Expenditures for equipment leased to others	(1,726)	(1,409)	(1,011)
Proceeds from disposals of leased assets and property, plant and equipment	1,117	1,354	1,469
Additions to finance receivables	(12,010)	(10,001)	(8,498)
Collections of finance receivables	8,995	8,874	8,987
Proceeds from sale of finance receivables	132	207	16
Investments and acquisitions (net of cash acquired)	(618)	(8,184)	(1,126)
Proceeds from sale of businesses and investments (net of cash sold)	1,199	376	0
Proceeds from sale of available-for-sale securities	306	247	228
Investments in available-for-sale securities	(402)	(336)	(217)
Other - net	167	(40)	132
Net cash provided by (used for) investing activities	(6,190)	(11,427)	(1,595)
Cash flow from financing activities:
Dividends paid	(1,617)	(1,159)	(1,084)
Distribution to noncontrolling interests	(6)	(3)	0
Common stock issued, including treasury shares reissued	52	123	296
Excess tax benefit from stock-based compensation	192	189	153
Acquisitions of redeemable noncontrolling interests	(444)	0	0
Acquisitions of noncontrolling interests	(5)	(8)	(132)
Proceeds from debt issued (original maturities greater than three months):
Machinery and Power Systems	2,209	4,587	216
Financial Products	13,806	10,873	8,108
Payments on debt (original maturities greater than three months):
Machinery and Power Systems	(1,107)	(2,269)	(1,298)
Financial Products	(9,992)	(8,324)	(11,163)
Short-term borrowings - net (original maturities three months or less)	461	(43)	291
Net cash provided by (used for) financing activities	3,549	3,966	(4,613)
Effect of exchange rate changes on cash	(167)	(84)	(76)
Increase (decrease) in cash and short-term investments	2,433	(535)	(1,275)
Cash and short-term investments at beginning of period	3,057	3,592	4,867
Cash and short-term investments at end of period	5,490	3,057	3,592
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)	0	0	1,487,481
Common shares issued from treasury stock for benefit plans			94
Debt exchange original debentures amount	1,325
Debt exchange new debentures amount	1,722
Debt exchange new debentures interest rate (as a percent)	3.803%
Debt exchange new debentures due date (year)	2042
Debt exchange cash paid	$ 179